PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Defined Benefit Pension Plans) (Details) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Pension Plans, Number of Plans, Including Discontinued Operations			45
Defined Benefit Pension Plans, Number of Plans			35
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Liability, Defined Benefit Plan, Current		$ 47	$ 50	$ 47
Pension contributions			1,651
Pension contributions, including discontinued operations			1,656
Employer contributions	$ 1,100		1,656	$ 1,676
Expected pension contributions			$ 255
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Discount rate - benefit obligations		3.17%	3.69%	3.17%	3.52%
Discount rate - net periodic costs			3.17%	3.52%	3.85%
Defined Benefit Plan, Benefit Obligations, Interest Credit Rate for Applicable Benefits		3.61%	3.72%	3.61%
Defined Benefit Plan, Net Periodic Costs, Interest Credit Rate for Applicable Benefits			3.61%	3.45%	4.81%
Rate of compensation increase - benefit obligations		3.88%	3.84%	3.88%
Rate of compensation increase - net periodic costs			3.88%	3.90%	4.04%
Expected return on plan assets - net periodic costs			7.11%	7.16%	7.22%
Defined Benefit Pension Plans | United States
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Discount rate - benefit obligations		3.66%	4.39%	3.66%
Discount rate - net periodic costs			3.66%	4.11%	4.40%
Defined Benefit Plan, Benefit Obligations, Interest Credit Rate for Applicable Benefits		4.50%	4.50%	4.50%
Defined Benefit Plan, Net Periodic Costs, Interest Credit Rate for Applicable Benefits			4.50%	4.50%	4.50%
Rate of compensation increase - benefit obligations		4.25%	4.25%	4.25%
Rate of compensation increase - net periodic costs			4.25%	4.25%	4.50%
Expected return on plan assets - net periodic costs			7.92%	7.91%	7.77%
Defined Benefit Pension Plans | Nonqualified Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Payment For Settlement With Plan Participants		$ 940
Payment For Annuity		230
Defined Benefit Pension Plans | Nonqualified Plan | United States | Corporate Segment [Member]
Defined Benefit Plan Disclosure [Line Items]
Annuity Option, Income And Payroll Tax Expense (Benefit)		205
Settlement Charge		687
Defined Benefit Pension Plans | Nonqualified Plan | United States | Corporate Segment [Member] | Cost of sales
Defined Benefit Plan Disclosure [Line Items]
Annuity Option, Income And Payroll Tax Expense (Benefit)		201
Defined Benefit Pension Plans | Nonqualified Plan | United States | Corporate Segment [Member] | Selling, General and Administrative Expenses
Defined Benefit Plan Disclosure [Line Items]
Annuity Option, Income And Payroll Tax Expense (Benefit)		4
Discontinued Operations [Member] | Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Liability, Defined Benefit Plan, Current		$ 1	$ 270	$ 1